CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Income Statement [Abstract]
NET SALES	$ 2,887,071	$ 2,660,329	$ 2,470,448
COST OF GOODS SOLD	2,487,167	2,334,987	2,189,896
GROSS PROFIT	399,904	325,342	280,552
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	264,265	229,775	204,390
ANTI-DUMPING DUTY ASSESSMENTS	0	1,600	1,526
NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES	172	(3,400)	368
EARNINGS FROM OPERATIONS	135,467	97,367	74,268
INTEREST EXPENSE	5,133	4,267	4,851
INTEREST INCOME	(294)	(2,235)	(640)
EQUITY IN EARNINGS OF INVESTEE	(374)	(378)	(201)
NON-OPERATING (INCOME)/EXPENSE	4,465	1,654	4,010
EARNINGS BEFORE INCOME TAXES	131,002	95,713	70,258
INCOME TAXES	45,870	34,149	24,454
NET EARNINGS	85,132	61,564	45,804
LESS NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(4,537)	(4,013)	(2,722)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	$ 80,595	$ 57,551	$ 43,082
EARNINGS PER SHARE - BASIC (in dollars per share)	$ 3.99	$ 2.87	$ 2.16
EARNINGS PER SHARE - DILUTED (in dollars per share)	$ 3.99	$ 2.86	$ 2.15
OTHER COMPREHENSIVE INCOME:
OTHER COMPREHENSIVE LOSS	$ (7,257)	$ (3,116)	$ (784)
COMPREHENSIVE INCOME	77,875	58,448	45,020
LESS COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(3,213)	(3,015)	(2,730)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	$ 74,662	$ 55,433	$ 42,290